Subsequent Events (Details Narrative)							12 Months Ended
	Aug. 25, 2020 USD ($) $ / shares shares	Aug. 25, 2020 CAD ($) shares	Aug. 14, 2020 CAD ($) shares	Aug. 12, 2020 USD ($)	Jul. 15, 2020 USD ($)	Aug. 23, 2019 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Aug. 25, 2020 CAD ($)	Aug. 14, 2020 $ / shares	Aug. 14, 2020 CAD ($)
Number of shares issued | shares
Proceeds from common stock							$ 2,428,530	$ 1,195,830
Warrants exercise price | $ / shares							$ 0.18
Settlement of debt							$ (1,056,296)
CAD [Member]
Share price per share | $ / shares							$ 0.05
First Tranche [Member] | CAD [Member]
Share price per share | $ / shares						$ 0.18
Settlement of debt						$ 197,800
Placer Mining Corp [Member]
Lease extension fee							$ 60,000
Subsequent Event [Member] | First Tranche [Member] | August 2020 Offering [Member]
Number of shares issued | shares			35,212,142
Warrants expiration date											Aug. 31, 2023
Compensation options | shares			2,112,729
Subsequent Event [Member] | First Tranche [Member] | August 2020 Offering [Member] | CAD [Member]
Share price per share | $ / shares										$ 0.35
Proceeds from common stock			$ 12,324,250
Warrants exercise price | $ / shares										$ 0.50
Cash compensation											$ 739,455
Subsequent Event [Member] | Second Tranche [Member] | August 2020 Offering [Member]
Number of shares issued | shares	20,866,292	20,866,292
Compensation options | shares	1,127,178	1,127,178
Number of share issued for debt | shares	2,205,714	2,205,714
Settlement of debt	$ 772,000
Subsequent Event [Member] | Second Tranche [Member] | August 2020 Offering [Member] | CAD [Member]
Share price per share | $ / shares	$ 0.35
Proceeds from common stock		$ 7,303,352
Cash compensation									$ 314,512
Subsequent Event [Member] | Placer Mining Corp [Member] | 18 Months Extension [Member]
Lease extension fee				$ 150,000
Subsequent Event [Member] | Placer Mining Corp [Member] | 6 Months Extension [Member]
Lease extension fee				$ 60,000
Lease expiration date				Aug. 01, 2022
Subsequent Event [Member] | July 2020 Loan [Member]
Unsecured loan					$ 1,200,000
Origination fee					$ 360,000